Pzena International Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Brazil - 1.6%
Ambev S.A.	415,600	$870,323
Ambev S.A. - ADR	13,543	28,711
Banco do Brasil S.A.	151,600	619,573
		1,518,607

Canada - 2.1%
Magna International, Inc.	26,252	1,193,111
Magna International, Inc. (c)	16,876	761,783
		1,954,894

China - 4.6%
Alibaba Group Holding, Ltd.	162,400	1,746,113
Alibaba Group Holding, Ltd. - ADR	563	49,189
China Merchants Bank Co., Ltd. - Class H	103,000	466,677
China Overseas Land & Investment, Ltd.	368,500	631,850
Haier Smart Home Co., Ltd. - Class H	266,600	906,372
Weichai Power Co., Ltd. - Class H	415,000	571,825
		4,372,026

Denmark - 1.5%
Danske Bank A/S	51,025	1,465,552

Finland - 2.0%
Nokia Oyj - ADR	453,496	1,904,683

France - 13.1%
Accor S.A.	29,585	1,365,606
Amundi S.A. (b)	23,145	1,507,861
Arkema S.A.	10,820	857,551
Cie Generale des Etablissements Michelin SCA	63,484	2,062,911
Rexel S.A.	72,737	1,878,572
Sanofi	25,158	2,448,272
Teleperformance SE	24,205	2,277,004
		12,397,777

Germany - 12.7%
BASF SE	51,553	2,310,978
Bayer AG	60,151	1,232,387
Continental AG	28,981	1,900,012
Daimler Truck Holding AG	71,607	2,709,004
Evonik Industries AG	52,486	963,140
Fresenius Medical Care AG & Co. KGaA	41,170	1,809,862
Mercedes-Benz Group AG	19,660	1,100,278
		12,025,661

Hong Kong - 1.2%
Galaxy Entertainment Group, Ltd.	257,000	1,141,305

Hungary - 0.5%
OTP Bank PLC	9,105	493,200

Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk	2,326,300	623,968

Ireland - 3.3%
Bank of Ireland Group PLC	193,578	1,695,419
Medtronic PLC	16,754	1,449,891
		3,145,310

Italy - 1.9%
Enel S.p.A.	253,650	1,825,379

Japan - 16.7%
Bridgestone Corp.	26,000	929,546
Fukuoka Financial Group, Inc.	30,600	847,756
Iida Group Holdings Co., Ltd.	32,000	479,845
Komatsu, Ltd.	72,200	1,942,834
Minebea Mitsumi, Inc.	76,500	1,252,204
Olympus Corp.	63,300	998,483
Resona Holdings, Inc.	227,900	1,904,054
Sumitomo Mitsui Financial Group, Inc.	24,000	591,277
Suntory Beverage & Food, Ltd.	53,400	1,817,774
T&D Holdings, Inc.	29,400	556,697
Takeda Pharmaceutical Co., Ltd.	28,200	769,579
TDK Corp.	157,500	2,030,662
Toray Industries, Inc.	261,500	1,667,944
		15,788,655

Luxembourg - 2.1%
ArcelorMittal S.A.	77,270	1,946,652

Netherlands - 4.4%
ING Groep N.V.	111,878	1,732,968
Koninklijke Philips N.V. (a)	32,865	895,687
Randstad N.V.	34,841	1,532,002
		4,160,657

Norway - 2.4%
Equinor ASA	93,378	2,259,824

Republic of Korea - 0.7%
Shinhan Financial Group Co., Ltd.	12,850	488,190
Shinhan Financial Group Co., Ltd. - ADR	3,710	143,132
		631,322

Spain - 2.0%
CaixaBank S.A.	350,085	1,903,770

Switzerland - 7.1%
Julius Baer Group, Ltd.	32,618	2,158,612
Roche Holding AG	8,409	2,438,844
UBS Group AG	64,506	2,085,398
		6,682,854

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	950,528

United Kingdom - 15.5%
Barclays PLC	401,950	1,349,227
HSBC Holdings PLC	222,276	2,072,321
J Sainsbury PLC	420,217	1,396,642
NatWest Group PLC	337,305	1,728,394
Reckitt Benckiser Group PLC	40,920	2,530,522
Shell PLC	58,240	1,890,661
Standard Chartered PLC	123,046	1,522,477
Tesco PLC	388,666	1,812,050
Travis Perkins PLC	40,169	388,712
		14,691,006
TOTAL COMMON STOCKS (Cost $85,892,934)		91,883,630

SHORT-TERM INVESTMENT - 2.6%
Money Market Fund - 2.6%
First American Government Obligations Fund - Class X, 4.56% (d)	2,476,500	2,476,500
TOTAL SHORT-TERM INVESTMENT (Cost $2,476,500)		2,476,500

TOTAL INVESTMENTS - 99.7% (Cost $88,369,434)		94,360,130
Other Assets in Excess of Liabilities - 0.3%		289,569
TOTAL NET ASSETS - 100.0%		$94,649,699
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

A/S - Aksjeselskap

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
N.V. – Naamloze Vennootschap
Oyj - Julkinen Asakeyhtio
PLC - Public Limited Company
S.A. - Société Anonyme SCA – Société en Commandite par Actions S.p.A. – Società per Azioni
SE - Societas Europeae
Tbk - Terbuka

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $1,507,861 or 1.6% of the Fund’s net assets.

(c)	U.S. Traded Foreign Security.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Pzena International Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,883,630	$–	$–	$91,883,630
Money Market Fund	2,476,500	–	–	2,476,500
Total Investments	$94,360,130	$–	$–	$94,360,130

Refer to the Schedule of Investments for further disaggregation of investment categories.